Investment Securities - Schedule of Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	$ 45,359	$ 56,952
Available for sale, gross unrealized gains	107	437
Available for sale, gross unrealized losses	318	268
Investment securities available-for-sale	45,148	57,121
Held to maturity, amortized cost	41,914	40,458
Held to maturity, gross unrealized gains	175	186
Held to maturity, gross unrealized losses	738	389
Investment securities held-to-maturity	41,351	40,255
US Treasury and federal agencies, direct obligations
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	1,035	222
Available for sale, gross unrealized gains	4	2
Available for sale, gross unrealized losses	0	1
Investment securities available-for-sale	1,039	223
Held to maturity, amortized cost	14,794	17,028
Held to maturity, gross unrealized gains	0	0
Held to maturity, gross unrealized losses	199	143
Investment securities held-to-maturity	14,595	16,885
US Treasury and federal agencies, mortgage-backed securities
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	16,112	10,975
Available for sale, gross unrealized gains	37	26
Available for sale, gross unrealized losses	181	129
Investment securities available-for-sale	15,968	10,872
Held to maturity, amortized cost	21,647	16,651
Held to maturity, gross unrealized gains	24	22
Held to maturity, gross unrealized losses	518	225
Investment securities held-to-maturity	21,153	16,448
Total U.S. Treasury and federal agencies
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	17,147	11,197
Available for sale, gross unrealized gains	41	28
Available for sale, gross unrealized losses	181	130
Investment securities available-for-sale	17,007	11,095
Held to maturity, amortized cost	36,441	33,679
Held to maturity, gross unrealized gains	24	22
Held to maturity, gross unrealized losses	717	368
Investment securities held-to-maturity	35,748	33,333
Asset-backed securities, student loans
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	538	3,325
Available for sale, gross unrealized gains	4	37
Available for sale, gross unrealized losses	1	4
Investment securities available-for-sale	541	3,358
Held to maturity, amortized cost	3,191	3,047
Held to maturity, gross unrealized gains	35	32
Held to maturity, gross unrealized losses	10	9
Investment securities held-to-maturity	3,216	3,070
Asset-backed securities, credit cards
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	609	1,565
Available for sale, gross unrealized gains	0	2
Available for sale, gross unrealized losses	26	25
Investment securities available-for-sale	583	1,542
Held to maturity, amortized cost	193	798
Held to maturity, gross unrealized gains	0	2
Held to maturity, gross unrealized losses	0	0
Investment securities held-to-maturity	193	800
Asset-backed securities, collateralized loan obligations
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	594	1,440
Available for sale, gross unrealized gains	1	7
Available for sale, gross unrealized losses	2	0
Investment securities available-for-sale	593	1,447
Held to maturity, amortized cost	1	1
Held to maturity, gross unrealized gains	0	0
Held to maturity, gross unrealized losses	0	0
Investment securities held-to-maturity	1	1
Total asset-backed securities
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	1,741	6,330
Available for sale, gross unrealized gains	5	46
Available for sale, gross unrealized losses	29	29
Investment securities available-for-sale	1,717	6,347
Held to maturity, amortized cost	3,385	3,846
Held to maturity, gross unrealized gains	35	34
Held to maturity, gross unrealized losses	10	9
Investment securities held-to-maturity	3,410	3,871
Non-U.S. debt securities, mortgage-backed securities
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	1,687	6,664
Available for sale, gross unrealized gains	0	36
Available for sale, gross unrealized losses	5	5
Investment securities available-for-sale	1,682	6,695
Held to maturity, amortized cost	638	939
Held to maturity, gross unrealized gains	77	82
Held to maturity, gross unrealized losses	9	6
Investment securities held-to-maturity	706	1,015
Non-U.S. debt securities, asset-backed securities
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	1,580	2,942
Available for sale, gross unrealized gains	0	5
Available for sale, gross unrealized losses	6	0
Investment securities available-for-sale	1,574	2,947
Held to maturity, amortized cost	223	263
Held to maturity, gross unrealized gains	0	1
Held to maturity, gross unrealized losses	0	0
Investment securities held-to-maturity	223	264
Non-U.S. debt securities, government securities
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	12,816	10,754
Available for sale, gross unrealized gains	22	16
Available for sale, gross unrealized losses	45	49
Investment securities available-for-sale	12,793	10,721
Held to maturity, amortized cost	358	474
Held to maturity, gross unrealized gains	1	2
Held to maturity, gross unrealized losses	0	0
Investment securities held-to-maturity	359	476
Non-U.S. debt securities, other
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	6,600	6,076
Available for sale, gross unrealized gains	18	38
Available for sale, gross unrealized losses	16	6
Investment securities available-for-sale	6,602	6,108
Held to maturity, amortized cost	46	48
Held to maturity, gross unrealized gains	0	0
Held to maturity, gross unrealized losses	0	0
Investment securities held-to-maturity	46	48
Total non-U.S. debt securities
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	22,683	26,436
Available for sale, gross unrealized gains	40	95
Available for sale, gross unrealized losses	72	60
Investment securities available-for-sale	22,651	26,471
Held to maturity, amortized cost	1,265	1,724
Held to maturity, gross unrealized gains	78	85
Held to maturity, gross unrealized losses	9	6
Investment securities held-to-maturity	1,334	1,803
State and political subdivisions
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	1,905	8,929
Available for sale, gross unrealized gains	20	245
Available for sale, gross unrealized losses	7	23
Investment securities available-for-sale	1,918	9,151
Collateralized mortgage obligations
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	200	1,060
Available for sale, gross unrealized gains	0	3
Available for sale, gross unrealized losses	3	9
Investment securities available-for-sale	197	1,054
Held to maturity, amortized cost	823	1,209
Held to maturity, gross unrealized gains	38	45
Held to maturity, gross unrealized losses	2	6
Investment securities held-to-maturity	859	1,248
Other U.S. debt securities
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost	1,683	2,563
Available for sale, gross unrealized gains	1	12
Available for sale, gross unrealized losses	26	15
Investment securities available-for-sale	1,658	2,560
U.S. equity securities
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost		40
Available for sale, gross unrealized gains		8
Available for sale, gross unrealized losses		2
Investment securities available-for-sale	$ 0	46
U.S. money-market mutual funds
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Available for sale, amortized cost		397
Available for sale, gross unrealized gains		0
Available for sale, gross unrealized losses		0
Investment securities available-for-sale		397
Federal family education loan program
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Federal government credit support guarantee, percentage minimum	97.00%
Non-US debt securities, covered bonds
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Investment securities available-for-sale	$ 1,295	3,537
Non-U.S. debt securities, other
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Investment securities available-for-sale	1,331	1,885
US States and Political Subdivisions Debt Securities - Trusts
Available-For-Sale and Held-To-Maturity-Securities [Line Items]
Investment securities available-for-sale	$ 1,052	$ 1,247